Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of borrowings
Long-term debt consists of the following:

	As at December 31	As at December 31
(in millions of U.S. dollars)	2023	2022
LONG-TERM DEBT
Senior unsecured notes - due July 15, 2027 (a)	396.0	394.9
Credit Facility (b)	—	—
Total long-term debt	396.0	394.9

Schedule of applicable redemption prices on 2025 Unsecured Notes
The 2027 Unsecured Notes are redeemable by the Company in whole or in part during the 12-month period beginning on July 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2027 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

Date	Redemption prices (%)
2023	103.75
2024	101.88
2025 and thereafter	100.00

Schedule of significant covenants
Significant financial covenants are as follows:

		Twelve months ended December 31	Twelve months ended December 31
Financial Covenant		2023	2022
FINANCIAL COVENANTS
Minimum interest coverage ratio (Adjusted EBITDA to interest)	>3.0 :1	8.1 : 1	4.5 : 1
Maximum leverage ratio (net debt to Adjusted EBITDA)	<4.5:1	1.4 : 1	2.1: 1
Maximum secured leverage ratio (secured debt to Adjusted EBITDA)	<2.0:1	0.1 : 1	0.2 : 1

Schedule of reconciliation of liabilities arising from financing activities explanatory
The following is a summary of the changes in liabilities arising from financing activities for the year ended December 31, 2023:

	As at December 31, 2022	Borrowings	Repayments	Fair Value changes	Interest & Accretion	As at December 31, 2023
Liabilities arising from financing activities
Long-term debt	394.9	—	—	—	1.1	396.0
Interest payable	14.1	—	(30.0)	—	30.0	14.1
Rainy River gold stream obligation	174.7	—	(29.8)	55.0	—	199.9
New Afton free cash flow interest obligation	378.9	—	—	164.5	—	543.4
Total	962.6	—	(59.8)	219.5	31.1	1,153.3